Trade and Other Receivables (Details) - Schedule of Movement of Allowance for Estimated Credit Losses - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Movement of Allowance for Estimated Credit Losses [Abstract]
Balance, beginning	$ 951,455	$ 235,164
Provision for expected credit losses expense (note 8)		716,291
Balance, ending	732,199	$ 951,455
Reversal of expected credit loss provision	$ (219,256)